SIGNIFICANT ACCOUNTING POLICIES (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation of the financial statements
a.
The accompanying unaudited interim consolidated financial statements for the three months periods ended March 31, 2019 and 2018 have been prepared in accordance with IAS 34 “Interim Financial Reporting” for interim financial information.

a.	Basis of presentation of the financial statements:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a cost basis, except for available-for-sale financial assets and financial liabilities that have been measured at fair value through profit or loss. The Company has elected to present profit or loss items using the function of expense method.
b.	The operating cycle of the Company is one year.

IFRS 16 Leases
c.	IFRS 16 Leases:

The Company applies, for the first time, IFRS 16 Leases. As required by IAS 34, the nature and effect of these changes are disclosed below.

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The Company has a number of lease contracts, mainly leases of an office building and a production plant. Before the adoption of IFRS 16, the Company classified each of its leases (as lessee) at the inception date as an operating lease. The leased property was not capitalized and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepaid expenses and other current assets and accrued expenses and other payables, respectively.

Upon adoption of IFRS 16, the Company applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which has been applied by the Company.

The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets for most leases were recognised based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. In some leases, the right-of-use assets were recognised based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

Based on the foregoing, as at January 1, 2019:

•	Right-of-use assets of $7,106 were recognized and presented separately in the statement of financial position.

•	Additional lease liabilities of $7,032 were recognized and presented separately in the statement of financial position.

•	Prepaid expenses and other current assets of $256 and accrued expenses and other payables of $182 related to previous operating leases were derecognized.

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets				Lease liabilities
	Offices and labs	Vehicles	Production Plant	Total
As of January 1, 2019	$2,104	$291	$4,711	$7,106	$7,032
Depreciation expenses	(292)	(32)	(140)	(464)	—
Interest expenses	—	—	—	—	237
Re-measurement	—	—	26	26	26
Payments	—	—	—	—	(468)
As of March 31, 2019	$1,812	$259	$4,597	$6,668	$6,827

The lease liabilities as of January 1, 2019 reconciliation to the operating lease commitments as of December 31, 2018 are as follows:

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.42
Discounted operating lease commitments of January 1, 2019	7,032
Lease liabilities as of January 1, 2019	$7,032

Set out below are the new accounting policies of the Company upon adoption of IFRS 16, which have been applied from the date of initial application:

a.	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment.

b.	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including insubstance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

l.	Operating leases:
Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.